DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
DISCONTINUED OPERATIONS
Summary of operating results from disposal of Mop.com and Gummy Inc and the cessation of business operation of WVAS business which have been segregated from continuing operations in the Group's consolidated statements of operations

Year ended
December 31,
2010

Net revenues from discontinued operations	$5,630

Loss from operations of discontinued operations, before income taxes	$(4,320)

Income tax benefit	19

Loss from operations of discontinued operations, net of income taxes	$(4,301)

Gain on disposal of discontinued operations	$1,767
Tax on gain on disposal of discontinued operations	(426)

Gain on disposal of discontinued operations, net of income taxes	$1,341

Schedule of financial positions of disposal groups as of the date of disposal
As of
December 30,
2010

Current assets	$6,557
Non-current assets	$11,903
Current liabilities	$(52,483)
Non-current liabilities	$(2,966)